Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2022
Registrant Name	dei_EntityRegistrantName	Touchstone Funds Group Trust
CIK	dei_EntityCentralIndexKey	0000914243
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Aug. 23, 2023
Effective Date	dei_DocumentEffectiveDate	Sep. 01, 2023
Prospectus Date	rr_ProspectusDate	Jan. 27, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A